Condensed Consolidated Statement of Changes in Stockholder's Equity (Unaudited) - USD ($) $ in Thousands	Total	Successor Period [Member]	Successor Period [Member] Common Stock [Member]	Successor Period [Member] Additional Paid-In-Capital [Member]	Successor Period [Member] Accumulated Deficit [Member]	Successor Period [Member] Accumulated Other Comprehensive Loss [Member]
Balance at Jan. 31, 2020		$ 779,726	$ 130	$ 779,596	$ 0	$ 0
Share-based compensation		281		281
Capital contributions		59,423		59,423
Foreign currency translation		(8,659)				(8,659)
Net income (loss)		(21,814)			(21,814)
Balance at Mar. 31, 2020		808,957	130	839,300	(21,814)	(8,659)
Balance at Jan. 31, 2020		779,726	130	779,596	0	0
Foreign currency translation	$ (1,164)
Net income (loss)	(41,632)
Balance at Sep. 30, 2020		797,684	130	840,350	(41,632)	(1,164)
Balance at Jan. 31, 2020		779,726	130	779,596	0	0
Share-based compensation		1,876		1,876
Capital contributions		59,423		59,423
Shareholder distribution		(1,747)		(1,747)
Foreign currency translation	2,484	2,484				2,484
Net income (loss)	(47,492)	(47,492)			(47,492)
Balance at Dec. 31, 2020		794,270	130	839,148	(47,492)	2,484
Balance at Mar. 31, 2020		808,957	130	839,300	(21,814)	(8,659)
Share-based compensation		520		520
Foreign currency translation		486				486
Net income (loss)		(16,366)			(16,366)
Balance at Jun. 30, 2020		793,597	130	839,820	(38,180)	(8,173)
Share-based compensation		530		530
Foreign currency translation	7,009	7,009				7,009
Net income (loss)	(3,452)	(3,452)			(3,452)
Balance at Sep. 30, 2020		797,684	130	840,350	(41,632)	(1,164)
Balance at Dec. 31, 2020		794,270	130	839,148	(47,492)	2,484
Share-based compensation		562		562
Foreign currency translation		2,760				2,760
Net income (loss)		(19,389)			(19,389)
Balance at Mar. 31, 2021		778,203	130	839,710	(66,881)	5,244
Balance at Dec. 31, 2020		794,270	130	839,148	(47,492)	2,484
Foreign currency translation	(1,594)
Net income (loss)	666
Balance at Sep. 30, 2021		1,114,219	153	1,160,002	(46,826)	890
Balance at Mar. 31, 2021		778,203	130	839,710	(66,881)	5,244
Share-based compensation		2,664		2,664
Issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions		316,525	23	316,502
Capital contributions		241		241
Shareholder distribution		(313)		(313)
Foreign currency translation		(1,295)				(1,295)
Net income (loss)		3,770			3,770
Balance at Jun. 30, 2021		1,099,795	153	1,158,804	(63,111)	3,949
Share-based compensation		1,343		1,343
Exercise of stock options		187		187
Common stock withheld for tax obligations and net settlement of stock option exercise		(332)		(332)
Foreign currency translation	(3,059)	(3,059)				(3,059)
Net income (loss)	$ 16,285	16,285			16,285
Balance at Sep. 30, 2021		$ 1,114,219	$ 153	$ 1,160,002	$ (46,826)	$ 890